FORM N-23C-3

                        NOTIFICATION OF REPURCHASE OFFER
                             Pursuant to Rule 23C-3

1.    Investment Company Act File Number:                  Date of Notification:
      811-09849                                            June 4, 2007

2.    Exact name of investment company as specified in registration statement:

                     SELIGMAN NEW TECHNOLOGIES FUND II, INC.

3. Address of principal executive office (number, street, city, state, zip code):

                                 100 PARK AVENUE
                            NEW YORK, NEW YORK 10017

4.    Check one of the following:

   A. |X| The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

   B. |_| The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

   C. |_| The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


                                           By: /s/Lawrence P. Vogel
                                               --------------------------------
                                                  Lawrence P. Vogel
                                                  Vice President and Treasurer

                               SELIGMAN DATA CORP.

                  SERVICE AGENT FOR THE SELIGMAN GROUP OF FUNDS
                         AND TRI-CONTINENTAL CORPORATION

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          The Fund has increased its repurchase offer from 5% to 25% of outstanding shares.

This is your notification of the scheduled quarterly repurchase offer. If you do not want to sell your shares at this time, please disregard this notice.

    The Fund has filed important information on Form 8-K with the Securities and Exchange Commission. A copy of the Form 8-K is enclosed.
--------------------------------------------------------------------------------

June 4, 2007

Dear Seligman New Technologies Fund II Shareholder:

We are writing to inform you of important dates related to Seligman New Technologies Fund II's quarterly repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice and take no action.

The repurchase offer period will begin on June 4, 2007 and end on July 13, 2007. The purpose of this repurchase offer is to provide liquidity to shareholders. Fund shares can be redeemed only during one of the Fund's scheduled quarterly repurchase offer periods.

All repurchase requests must be made by your financial advisor. Should you wish to sell any of your shares during this repurchase offer period, you must contact your financial advisor in sufficient time to ensure that the Fund receives your tender of shares in proper form by by 4:00pm, Eastern time, on July 13, 2007. If you do not wish to sell shares, simply disregard this notice. We will contact you again next quarter to remind you of your redemption privilege.

All repurchase requests must be submitted in good order to your financial advisor in time for the orders to be received by the Fund by 4:00pm, Eastern time, on July 13, 2007.

If you have any questions, please refer to the attached Repurchase Offer, which contains additional important information about the repurchase offer, or call your financial advisor.

Sincerely,

Seligman Data Corp.


                   100 PARK AVENUE o NEW YORK, NEW YORK 10017

                               SELIGMAN DATA CORP.
                  SERVICE AGENT FOR THE SELIGMAN GROUP OF FUNDS
                         AND TRI-CONTINENTAL CORPORATION

SHAREHOLDER SERVICES   800-221-2450   RETIREMENT PLAN SERVICES   800-445-1777
                       212-682-7600

DEALER SERVICES        800-624-SERV   24-HOUR AUTOMATED          800-622-4597
                                      RESPONSE LINE

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          The Fund has increased its repurchase offer from 5% to 25% of outstanding shares.

     This is your notification of the scheduled quarterly repurchase offer. If you do not want to sell your shares at this time, please disregard this notice.

  The Fund has filed important information on Form 8-K with the Securities and
            Exchange Commission. A copy of the Form 8-K is enclosed.
--------------------------------------------------------------------------------

June 4, 2007

Re:   SELIGMAN NEW TECHNOLOGIES FUND II

Account #:

Dear Seligman New Technologies Fund II Shareholder:

We are writing to inform you of important dates related to Seligman New Technologies Fund II quarterly repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice and take no action.

The repurchase offer period will begin June 4, 2007 and end on July 13, 2007. The purpose of this repurchase offer is to provide liquidity to shareholders. Fund shares can be redeemed only during one of the Fund's scheduled quarterly repurchase offer periods.

Should you wish to sell any of your shares during this repurchase offer period, please complete the attached Employee Repurchase Request Form and Seligman Distribution Request Form for IRA's, if applicable, and return the form(s) to Seligman Data Corp. so that the form(s) is received by SDC no later than 4:00 pm, Eastern time, on July 13, 2007. If you do not wish to sell shares, simply disregard this notice. We will contact you again next quarter to remind you of your redemption privilege.

All repurchase requests must be received by Seligman Data Corp. in good order by 4:00pm, Eastern time, on July 13, 2007.

If you have any questions, please refer to the attached Repurchase Offer, which contains additional important information about the repurchase offer.

Sincerely,
Seligman Data Corp.


                      100 Park Avenue, New York, NY 10017

                                 S E L I G M A N
                         ------------------------------
                         NEW TECHNOLOGIES FUND II, INC.

                                Repurchase Offer
                                  June 4, 2007

Seligman New Technologies Fund II, Inc. (the "Fund") is offering to repurchase up to twenty-five percent (25%) of its shares. Prior repurchase offers have been made for up to five percent (5%) of the Fund's shares. As noted in the Fund's Current Report on Form 8-K dated May 18, 2007, the Fund's Board of Directors approved an offer of up to 25% of the Fund's shares due to recent portfolio transactions and an anticipated transaction and in anticipation of the Fund's potential liquidation. The Form 8-K is incorporated by reference into this Repurchase Offer, and a copy is enclosed for convenient reference. The offer is made upon the terms and conditions stated in the notification letter, this Repurchase Offer and the Fund's prospectus and statement of additional information ("SAI"). If you tender any of your shares in response to this Repurchase Offer, your tender will be subject to the same terms and conditions.

1. The Offer. The Fund is offering to repurchase for cash up to 25% (the "Repurchase Offer Amount") of its issued and outstanding shares at a price equal to the net asset value ("NAV") per share as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a degree of liquidity to shareholders because no secondary market exists for the shares. This Repurchase Offer is not conditioned on the tender of any minimum number of shares.

2. Repurchase Request Deadline. The Fund must receive all tenders of shares in proper form by or before 4:00 p.m., Eastern time, on Friday, July 13, 2007. This time and date is the "Repurchase Request Deadline." You should notify your financial advisor in sufficient time to ensure that the Fund receives your tender of shares in proper form by the Repurchase Request Deadline. Tenders of shares may only be submitted to your financial advisor. Your financial advisor will then tender your shares to the Fund on your behalf.

3. Repurchase Pricing Date. The NAV used for the repurchase will be determined no later than July 27, 2007. The Fund anticipates, however, that the NAV used for the repurchase will be the NAV as of the close of regular trading on the NYSE on the Repurchase Request Deadline.

      The date of the NAV used for the repurchase is the "Repurchase Pricing Date."

4. Payment for Shares Repurchased. The Fund will make payment for repurchased shares within seven days after the Repurchase Pricing Date, although it expects to make payment sooner. You will not be charged any repurchase fee by the Fund.

5. Net Asset Value. The NAV of the Fund on May 29, 2007 was $7.28 per share. You must decide whether to tender any or all of your shares before the Repurchase Request Deadline, but the NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date, which will be on or after the Repurchase Request Deadline. The NAV of the shares may fluctuate between the date of your repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Pricing Date may be lower than the NAV on the date of your repurchase request or the Repurchase Request Deadline. You may call Seligman Data Corp.'s 24-hour Telephone Access Service at 1-800-622-4597 for current price information. Simply press "1", and enter fund code 058 for the Fund's NAV information. This information is also available on the Internet site of J. & W. Seligman & Co. Incorporated, the Fund's investment manager (the "Investment Manager"), at http://www.seligman.com. The Fund's shares are not traded on any organized market or exchange.

6. Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender more shares for repurchase than the Repurchase Offer Amount, the Fund may (but is not obligated to) repurchase up to an additional two percent (2%) of the issued and outstanding shares. If the Fund determines not to repurchase the additional 2%, or if shareholders tender shares in excess of the Repurchase Offer Amount plus the 2%, the Fund will repurchase shares pro rata, based on the number of shares tendered by each shareholder. If any shares that you wish to have repurchased by the Fund are not repurchased because of proration, you will have to wait until the next quarterly repurchase offer to tender your unpurchased shares, and your subsequent repurchase request will not be given any priority over other shareholders' requests. In anticipation of the possibility of proration, some shareholders may tender more shares than they wish to have repurchased, thereby increasing the likelihood of proration. There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account.

7. Withdrawal or Modification of Request for Repurchase. You may withdraw or modify your tender of shares prior to the Repurchase Request Deadline by contacting your financial advisor. You should notify your financial advisor in sufficient time to ensure that he or she does not tender your shares, if you have decided to withdraw your tender, or submits your final tender to the Fund, if you have decided to modify your tender, on the Repurchase Request Deadline. Once the Repurchase Request Deadline has passed, you will not be able to withdraw or modify your tender.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this offer only under limited circumstances and only by vote of a majority of the Board of Directors, including a majority of the independent Directors. These circumstances are limited to the following:
      (A) if the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; (B) for any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and (D) for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders. You will be notified if the Fund suspends or postpones this Repurchase Offer. If the Fund renews this Repurchase Offer after a suspension or postponement, you will be sent a new notification.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and SAI and consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of participating in the repurchase. Generally, any repurchase of shares by the Fund should be treated as a taxable event, and any gain or loss recognized should be treated as a capital gain or loss by shareholders who held their shares for longer than one year.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The Fund's determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good form) and to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall determine. Tenders of shares will not be deemed to have been made until the defects or irregularities have been corrected or waived.

      None of the Fund, the Investment Manager, Seligman Advisors, Inc., the Fund's general distributor (the "Distributor"), or any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

      None of the Fund, the Investment Manager, or the Distributor is or will be obligated to insure that your financial advisor submits your tender of shares to the Fund on your behalf.

      Neither the Fund nor its Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

      No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or in the Fund's prospectus or SAI. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

      For additional information about this offer, or for any information regarding your account, contact your financial advisor.

                  --------------------------------------------------------------
                  This form must be received by 4:00 p.m., Eastern time, on July 13, 2007 if you want to sell shares of Seligman New Technologies Fund II, Inc.
                  --------------------------------------------------------------

[LOGO]
                        EMPLOYEE REPURCHASE REQUEST FORM
                        Return to: Seligman Data Corp.
                                   Transaction Processing Unit
                                   100 Park Avenue, 3rd Flr
                                   New York, NY 10017

Please repurchase the shares designated below at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date. I understand that the Seligman New Technologies Fund II, Inc. (the "Fund") offers a limited degree of liquidity to its shareholders and that the Fund is offering to repurchase up to 25% of the Fund's outstanding shares and, therefore, the Fund may not repurchase the full amount I am requesting. I further understand that if the Fund is not able to repurchase the full amount requested, I must wait until the next quarterly repurchase offer to tender unpurchased shares, and that this subsequent repurchase request will have no priority over other repurchase requests received during that repurchase period.

Seligman New Technologies Fund II

Name(s) of Registered Shareholder(s):                ___________________________
(please fill in EXACTLY as registered)
                                                     ___________________________

                                                     ___________________________

Account Number:
                                 ___________________________

Daytime Telephone:
                                 ___________________________

Shares Tendered: (Please check one)

     ____   Partial Tender    -  Please tender _________ shares from my account.

     ____   Full Tender       -  Please tender all shares from my account.

     ____   Dollar Amount     -  Please tender enough shares to net $ _________.

Payment and Delivery Instructions:

The check for the payment of repurchase proceeds will be issued in the name(s) of the registered shareholder(s) and mailed to the address of record. If alternate payment and delivery is required, please provide instructions here.

Alternate Instructions:
                             ___________________________________________________

                             ___________________________________________________

                             ___________________________________________________

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

      o Your Signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

      o If the shares are held of record by two or more joint holders, All Must Sign.

      o If the shares are held in an IRA account, the enclosed Seligman IRA Distribution Form must be completed and submitted with this repurchase form.

      o If the signer of this Employee Repurchase Request form is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

ALL SIGNATURES MUST BE GUARANTEED UNLESS ALL OF THE FOLLOWING CONDITIONS APPLY:

      o This Employee Repurchase Form is signed by the registered holder(s) of the shares, and

      o     There is no change of registration of any remaining shares, and

      o The payment of the repurchase proceeds are to be sent to the registered owner of the shares at the address shown in the share registration, and

      o     The repurchase proceeds will be less than or equal to $50,000.

IN ALL OTHER CASES, ALL SIGNATURES MUST BE GUARANTEED by a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc.; a commercial bank or trust company having an office, branch, or agency in the United States; or other Eligible Guarantor Institution as defined in Rule 17 Ad-15(a)(2) under the Securities Exchange Act of 1934.

Signature(s) of owner(s) as registered:   ______________________________________

                                          ______________________________________

                                          ______________________________________

Date:________________________

Signature Guaranteed by:

If you have any questions regarding this Employee Repurchase Request form, please call 1-800-221-2450 Monday through Friday, between 8:30 am and 6:00 pm. Eastern time.

THE SELIGMAN IRA
Distribution Form                                                       Seligman
================================================================================

Complete this form if you are requesting a distribution from a Seligman Traditional IRA, SEP-IRA, SARSEP-IRA, Rollover IRA, or Roth IRA. Return the completed form to Retirement Plan Services, c/o Seligman Data Corp., 100 Park Avenue, New York, NY 10017. Contact Retirement Plan Services at 800-445-1777 if you have any questions.

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1. Shareholder Information (please print)

Name ________________________________ Social Security # ________________________

Date of Birth _________________________ Daytime Phone __________________________

Account # ____________________________ Fund Name(s)_____________________________

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2. Reason for Distribution (choose one only)

|_| Normal Distribution. I am age 59 1/2 or older; my distribution will be penalty-free. Note: If this is a distribution from a Roth IRA that has been held for fewer than five years, you may be subject to income taxes, even if you are over age 59 1/2.

|_| Required Minimum Distribution. I am age 70 1/2 or older. (If you established your Seligman IRA this year, please provide the previous year-end (12/31) balance to ensure proper calculation:
      $  ______________________.)
      Note: Required Minimum Distributions do not apply to Roth IRAs.

|_| Premature Distribution. I am under age 59 1/2. I understand that my distribution may be subject to a 10% penalty imposed by the IRS in addition to ordinary income taxes.

|_| Premature Distribution (with exception). I am under age 59 1/2. If these distributions represent a series of substantially equal periodic payments, I understand that if I modify the payment plan (other than by reason of my death or disability) before the later of five years or my attainment of age 59 1/2, my distribution may be subject to a 10% penalty imposed by the IRS in addition to ordinary income taxes.

|_| Disability Distribution. I certify that I am disabled within the meaning of IRC Section 72(m)(7).

|_| Death Distribution. Contact Retirement Plan Services at 800-445-1777 for instructions.

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3. Method of Distribution (choose one only)

|_|   A lump sum distribution, closing the IRA.

|_|   A partial distribution of $ _________________________, or number of shares
      __________________________.

|_|   Systematic withdrawals based upon (choose one only):

      ___ Individual Life Expectancy (Seligman will calculate your Required
          Minimum Distribution for you and recalculate annually unless otherwise instructed. Required Minimum Distribution calculations will be made for IRA holders age 70 1/2 or older only.)

      ___ Joint life expectancy with designated beneficiary. Designated beneficiary date of birth: __/__/__. (Seligman will calculate your Required Minimum Distribution for you and recalculate annually unless otherwise instructed. Required Minimum Distribution calculation will be made for IRA holders age 70 1/2 or older only.)

      ___ Fixed, based on dollar amount $_______________, or number of shares
          _________________.
          If you wish to have this fixed systematic withdrawal over a number of years, please specifiy: ____________ years.

          1. Systematic withdrawls are to be paid: |_| Monthly |_| Quarterly |_| Semi-annually |_| Annualy
             Beginning the month of ________________________.
             All systematic withdrawals are processed on the 15th calendar day of the month or prior business day, unless otherwise specified.

          2. For Required Minimum Distributions (RMD): If you elect to take your first RMD by April 1st in the year after you turn age 70 1/2, you must take the second RMD by December 31 of that same year. If applicable, systematic withdrawals for the second RMD forward are to be paid beginning the month of ____________________.

          3. Recalculation Options (choose one only):
             |_| Recalculate Life Expectancy(ies)
             |_| Do not recalculate Life Expectancy(ies)

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4. Payee Information

|_| Payment to be made to me, the Shareholder, using the current name and address on file, or

|_| I wish to credit my distribution, in kind, from the above IRA to Seligman account # _________________________________________ (Please include the appropriate Account Application if this is a new Seligman account.)

|_|   I wish to have the distribution:

      ___ mailed to the below-named payee or payee bank
      ___ transferred via Automated Clearing House (ACH) to the below-named payee bank. (Attach avoided check.)

In the event that the Fund is not liquid enough to distribute your full distribution amount in cash, please check your preferred alternative:

|_|   Do not process

|_|   Transfer my distribution in-kind to my Seligman account
      #_______________________________________
      (Please include the appropriate Account Application if this is a new Seligman account.)

Name of Payee or Payee Bank ____________________________________________________

Bank Account Number (if applicable)_____________________________________________

Street Address__________________________________________________________________

City______________________________ State _________________ Zip _________________

Note: I understand that my bank must be a member of the Automated Clearing House System (ACH) in order to transfer distributions to my bank via ACH. I authorize deposits to the bank account entered above. Connection to my account using the ACH System will be activated approximately 30 days after the application is received by Seligman. If payee or address is different from the current name and address on file, the signature must be guaranteed.(See Section 6, below.)
--------------------------------------------------------------------------------

5. Income Tax Withholding Information

I acknowledge that unless my distribution is from a Roth IRA, or I elect to have no withholding made from my IRA distributions, Seligman Data Corp., on behalf of the Custodian, will withhold a fixed 10% of the amounts to be paid to me and will immediately remit the amount withheld to the IRS. I understand that if I have a foreign address, the 10% tax withholding will automatically apply. I further understand that I may, with respect to future distributions, revoke or change my withholding election by submitting written instructions to Seligman Data Corp.

Seligman Data Corp., on behalf of the Custodian, will send any amount withheld to the IRS as a pre-payment of my tax liability. I am responsible for paying any additional taxes or penalties.

|_| I am taking a qualified distribution from a Seligman Roth IRA that I have held for at least five years. No taxes apply.

|_|   I elect not to have any amounts withheld from my IRA distributions.

|_| I elect to have ________________% (minimum of 10%) withheld from my IRA distributions.

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6. Signature

I hereby elect that the assets held by the Custodian in the above Individual Retirement Account(s) be paid according to the instructions on this form. Although these distributions are made in accordance with the law, they are revocable and another plan may be substituted that is also in accordance with the law. Additional amounts may be distributed from time to time upon presentation to Seligman Data Corp. written instructions in good order. I hereby release Seligman Data Corp. and the Custodian and indemnify them from any and all claims arising from Seligman Data Corp.'s or the Custodian's actions hereunder.

___________________________________________________________   _____/_____/_____/
Your Signature (or Beneficiary, if applicable)                Date

________________________________________________________________________________
Signature Guarantee (must be guaranteed if payee is someone other than the account holder)

Signature Guarantee Requirement: In the case of death or any redemption amount request for more than $50,000 or for a special payee as noted in Section 4, the signature of the Shareholder/Beneficiary on this form must be guaranteed by a bank, a trust company, a member of a domestic stock exchange, or any other eligible guarantor institution. Notarization is not acceptable.